Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Trade accounts receivable, allowance	$ 130,000	$ 125,000
Inventories, allowance	250,000	240,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	325,000,000	325,000,000
Common stock, shares issued	10,883,280	7,134,856
Common stock, shares outstanding	10,883,280	7,134,856
Series A Preferred Stock
Preferred stock, shares authorized	0	5,000,000
Preferred stock, shares issued	0	50,543
Preferred stock, shares outstanding	0	50,543
Preferred stock, liquidation preference	$ 0	$ 50,543
Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	10,000,000
Series B Preferred Stock
Preferred stock, shares authorized	0	30,000
Series C Preferred Stock
Preferred stock, shares authorized	0	10,000